Property, Plant and Equipment	12 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

4. PROPERTY, PLANT AND EQUIPMENT

Computer system and equipment

	June 30, 2026	June 30, 2025
	RM	RM
Cost

As of July 1	158,379,999	158,400,231
Disposal/written-off	-	(20,232)
Exchange realignment	(4,323,402)	-
As of June 30	154,056,597	158,379,999

Accumulated depreciation and impairment loss

As of July 1	(80,369,339)	(45,103,697)
Additions	(26,264,097)	(28,308,000)
Disposal/written-off	-	4,368
Impairment loss	(10,018,141)	(6,962,010)
Exchange realignment	2,308,867	-
As of June 30	(114,342,710)	(80,369,339)

Net carrying amount	39,713,887	78,010,660

During the financial year ended June 30, 2026, certain property, plant and equipment were transferred among group entities as part of an internal reorganization. Refer to Note 13 for further details.

Depreciation expenses of property, plant and equipment were RM26,264,097, RM28,308,000 and RM28,310,019 for the fiscal years ended June 30, 2026, 2025 and 2024, respectively.

Write-off of property, plant and equipment were RM nil, RM15,864 and RM nil for the fiscal years ended June 30, 2026, 2025 and 2024, respectively.

Impairment losses of property, plant and equipment were RM10,018,141, RM6,962,010 and RM nil for the fiscal years ended June 30, 2026, 2025 and 2024, respectively.

During the fiscal year ended June 30, 2026, management reassessed the recoverability of each CGU within the Group’s IoT operating segment. The assessment was prompted by adverse operating conditions that had persisted over multiple reporting periods, including operating losses, lower-than-expected financial performance and changes in projected future cash flows. Based on the updated assessment, the recoverable amount of the IoT Control Station CGU was determined to be RM nil. Accordingly, an impairment loss of RM10,018,141 was recognized in respect of property, plant and equipment during the fiscal year ended June 30, 2026.

During the fiscal year ended June 30, 2025, management performed a similar assessment of the IoT AI Server CGU following adverse operating performance and revised future cash flow projections. As a result, an impairment loss of RM6,962,010 was recognized in respect of property, plant and equipment.

No impairment loss was recognized during the fiscal year ended June 30, 2024.

The impairment assessments were performed at the CGU level. Further information regarding the recoverable amounts, key assumptions and significant judgments applied in the impairment assessments is disclosed in Note 6.